Stockholders' Equity (Detail) - Stock Options Issued Activity (USD $)	1 Months Ended		9 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 22, 2009	Dec. 31, 2008		Dec. 31, 2008 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]
Balance Options Outstanding (in Shares)			6,132,127	3,679,977	3,762,477		669,777			599,875
Balance Range of Exercise Prices Minimum												$ 0.88	$ 0.88	$ 0.88	$ 0.88
Balance Range of Exercise Prices Maximum																$ 24.00	$ 9.64	$ 24.00	$ 24.00
Balance Weighted-Average Exercise Price Per Share			$ 1.58	$ 2.05	$ 2.11		$ 4.28			$ 3.62
Balance Intrinsic Value (in Dollars)					$ 262,500	[1]	$ 3,694,400	[1]		$ 3,742,700	[1]
Options exercisable (in Shares)				1,501,659	433,746		483,364			432,083
Options exercisable Range of Exercise Prices Minimum												$ 0.88	$ 0.88	$ 0.88	$ 0.88
Options exercisable Range of Exercise Prices Maximum			$ 1.80				$ 3.20									$ 24.00	$ 9.64	$ 24.00	$ 24.00
Options exercisable Weighted-Average Exercise Price Per Share				$ 2.15	$ 3.03		$ 2.78		$ 9.64	$ 2.70
Options exercisable Intrinsic Value (in Dollars)					262,500	[1]	3,424,333	[1]		3,133,667	[1]
Options granted Options Outstanding (in Shares)	100,000	300,000	2,797,400		3,246,450	[2]	93,402	[2]
Options granted Range of Exercise Prices (in Dollars per share)		$ 1.63	$ 1.02		$ 1.80	[2]	$ 9.64	[2]
Options granted Weighted-Average Exercise Price Per Share		$ 1.63	$ 1.02		$ 1.80	[2]	$ 9.64	[2]
Options exercised (in Shares)			30,000				(3,333)
Options exercised			$ 1.80				$ 3.20									$ 24.00	$ 9.64	$ 24.00	$ 24.00
Options cancelled or forfeited Options Outstanding (in Shares)				(82,500)	(153,750)		(20,167)
Options cancelled or forfeited Range of Exercise Prices Minimum													$ 1.80	$ 3.20	$ 1.64
Options cancelled or forfeited Range of Exercise Prices Maximum				$ 4.93			$ 9.60										$ 24.00	$ 24.00	$ 20.00
Options cancelled or forfeited Weighted-Average Exercise Price Per Share				$ 4.93			$ 9.60										$ 24.00	$ 24.00	$ 20.00
Options Outstanding (in Shares)			6,132,127	3,679,977	3,762,477		669,777			599,875
Outstanding Range of Exercise Prices Minimum												$ 0.88	$ 0.88	$ 0.88	$ 0.88
Outstanding Range of Exercise Prices Maximum																$ 24.00	$ 9.64	$ 24.00	$ 24.00
Outstanding Weighted-Average Exercise Price Per Share			$ 1.58	$ 2.05	$ 2.11		$ 4.28			$ 3.62
Outstanding Intrinsic Value (in Dollars)					$ 262,500	[1]	$ 3,694,400	[1]		$ 3,742,700	[1]

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at the end of the related period less the option exercise price of in-the-money options.
[2]	All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company's stock on the date of grant.